OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER RECEIVABLES [Abstract]
Government agencies	$ 4,435	$ 2,773
Others	6,508	2,606
Other receivables, net, current	$ 10,943	$ 5,379